LONG-TERM DEBT AND LIQUIDITY (Details) $ / shares in Units, $ in Thousands						1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 25, 2018 USD ($) Building	Sep. 07, 2018 USD ($)	Jun. 12, 2018 USD ($)	May 04, 2018 USD ($) $ / shares	Mar. 10, 2018 USD ($)	Oct. 31, 2018 Building	Aug. 31, 2018 Building	Jul. 31, 2018 USD ($) Vessel Building	Jun. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) Building	Jun. 30, 2018 Vessel	Sep. 30, 2018 USD ($) Vessel	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Nov. 23, 2018 USD ($)	Dec. 31, 2015 USD ($)	Oct. 26, 2012 USD ($)
Line of Credit Facility [Abstract]
Deferred financing costs																$ 4,600
Proceeds from vessel financing												$ 8,328	$ 0
Subsequent Event [Member]
Line of Credit Facility [Abstract]
Number of new buildings | Building	2
Revolving Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity														$ 375,000		$ 500,000	$ 430,000
Maturity date												Dec. 31, 2020
Drawn amount										$ 337,500		$ 337,500		391,600
Security ratio after adjustment				135.00%
Liquidity covenant after adjustment				$ 15,000
Minimum market cap ratio after adjustment				$ 200,000
Percentage of increase in undrawn borrowings				6.00%
Amount of dividends that can be distributed quarterly (in dollars per share) | $ / shares				$ 0.03
Dividend distributed				$ 4,300
Repayment of debt		$ 2,800	$ 1,400		$ 4,200			$ 27,200	$ 10,100	$ 8,300
Number of vessels sold and delivered | Vessel								6			2
Number of new buildings | Building										2
Associated fees										$ 13,100		$ 13,100
Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Drawn amount															$ 333,300
Repayment of debt	$ 4,200
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Minimum market cap to value adjusted total assets												25.00%
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Minimum market cap to value adjusted total assets												45.00%
Proceeds from sale of equity				$ 75,000
Newbuild Financing [Member]
Line of Credit Facility [Abstract]
Deferred financing costs										2,300		$ 2,300
Drawn amount										85,600		$ 85,600
Number of new buildings | Building							3	3
Financing of outstanding commitments per ship														$ 39,000
Percentage of purchase price expected to pay by lending provider														77.50%
Proceeds from vessel financing														$ 8,328
Term of bareboat charter agreement														10 years
First flexibility period to purchase the vessels														60 months
Second flexibility period to purchase the vessels														84 months
Interest rate														7.28%
Minimum value adjusted equity														$ 175,000
Minimum value adjusted equity ratio														25.00%
Minimum liquidity value														$ 20,000
Number of vessels delivered | Vessel												2
Long term debt current										$ 4,800		$ 4,800
Newbuild Financing [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Number of new buildings | Building						3